SUBSEQUENT EVENT (Details Textual) - Subsequent Event [Member] - USD ($)	Sep. 06, 2017	Aug. 15, 2017
Subsequent Event [Line Items]
Line of Credit Facility, Expiration Date		Aug. 15, 2018
Percentage Of Common Stock Outstanding	15.00%
Description Of Equity Financing	As a condition to the Closing, DropCar is obligated to raise up to $5 million, but not less than $4 million, in equity financing (the “Company Closing Financing”). The Company Closing Financing is expected to close immediately prior to or simultaneously with the Closing. In addition, the consummation of the Merger is subject to customary conditions, including, without limitation, (a) approval by the Company and DropCar stockholders of the Merger Agreement and the transactions contemplated thereby; (b) the absence of any law, order, injunction or other legal restraint prohibiting the Merger; and (c) receipt of approval from NASDAQ to list the shares of WPCS common stock on the NASDAQ Capital Market post-Merger.
Merger Agreement [Member]
Subsequent Event [Line Items]
Share Price	$ 2.50
Percentage Of Common Stock Outstanding	0.00%
Cash	$ 419,000
Termination Fee	250,000
Maximum Reimbursement Expenses	$ 125,000